Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total	Calyxt Inc [member]	Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Retained Earnings (Deficit) [member] Calyxt Inc [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Attributable to Shareholders of Cellectis [member] Calyxt Inc [member]	Non controlling Interests [member]		Non controlling Interests [member] Calyxt Inc [member]
Beginning balance at Dec. 31, 2018		$ 450,272		$ 2,765	$ 828,525	$ (16,668)	$ (326,628)		$ (78,693)	$ 409,301		$ 40,970
Beginning balance, shares at Dec. 31, 2018				42,430,069
Statement [Line Items]
Net Loss		(115,212)							(102,091)	(102,091)		(13,121)
Other comprehensive income (loss)		(6,000)				(5,973)	(292)			(6,265)		265
Total Comprehensive income (loss)		(121,212)				(5,973)	(292)		(102,091)	(108,356)		(12,856)
Allocation of prior period loss							(78,693)		78,693
Capital Increase			$ (469)	$ 2			(2)	$ (773)			$ (773)			$ 304
Capital Increase, Shares				35,600
Non-cash stock-based compensation expense		26,880			23,173					23,173		3,707
Other movements					2		(2)
Balance at end of year at Dec. 31, 2019		355,471		$ 2,767	851,700	(22,641)	(406,390)		(102,091)	323,345		32,125
Ending balance, shares at Dec. 31, 2019				42,465,669
Statement [Line Items]
Net Loss		(97,483)							(81,074)	(81,074)		(16,409)
Other comprehensive income (loss)		18,589				18,552	(430)			18,122		467
Total Comprehensive income (loss)		(78,894)				18,552	(430)		(81,074)	(62,952)		(15,942)
Allocation of prior period loss							(102,091)		102,091
Capital Increase	[1]		9,205					4,243			4,243			4,962
Exercise of stock options Calyxt ,Values	[2]		$ 210					$ 136			$ 136
Transaction with subsidiaries							(1,461)			(1,461)		1,461
Exercise of share warrants and employee warrants, amount		6,119		$ 18	6,101					6,119				$ 74	[2]
Exercise of share warrants and employee warrants, shares				314,517
Non-cash stock-based compensation expense		16,736			14,365					14,365		2,371
Other movements					(32)		32
Balance at end of year at Dec. 31, 2020		308,846		$ 2,785	872,134	(4,089)	(505,961)		(81,074)	283,795		25,051
Ending balance, shares at Dec. 31, 2020				42,780,186
Statement [Line Items]
Net Loss		(125,107)							(114,197)	(114,197)		(10,910)
Other comprehensive income (loss)		(14,999)				(13,932)	240			(13,693)		(1,306)
Total Comprehensive income (loss)		(140,106)				(13,932)	240		(114,197)	(127,890)		(12,216)
Allocation of prior period loss							(81,074)		81,074
Capital Increase		46,954		$ 143	46,811					46,954
Capital Increase, Shares				2,415,630
Transaction costs	[3]	(2,316)			(2,316)					(2,316)
Exercise of stock options Calyxt ,Values	[2]	4,367					2,699			2,699
Transaction with subsidiaries							(58)			(58)		58
Exercise of share warrants and employee warrants, amount		5,612		$ 17	5,597		(2)			5,612		1,668	[2]
Exercise of share warrants and employee warrants, shares				288,494
Non-cash stock-based compensation expense		13,118			12,497					12,497		621
Other movements					(27)		27
Balance at end of year at Dec. 31, 2021		$ 236,474		$ 2,945	$ 934,696	$ (18,021)	$ (584,129)		$ (114,197)	$ 221,293		$ 15,181
Ending balance, shares at Dec. 31, 2021			1,400,000	45,484,310

[1]	On October 20, 2020, Calyxt entered into definitive agreements with institutional investors for the purchase and sale of 3,750,000 shares of Calyxt’s common stock, at a purchase price of $4.00 per share, in an SEC-registered, direct offering. The financing resulted in gross proceeds of $15.0 million before payment of all related fees and expenses. Cellectis purchased 1,250,000 shares in the offering for a value of $5.0 million, the proceeds of which are included in the net proceeds of approximately $14.0 million. Following the registered direct offering, as of December 31, 2020, Cellectis owned approximately 64.7% of Calyxt’s outstanding shares of common stock.
[2]	Corresponds to the impact of Calyxt stock options exercises during the period.
[3]	These costs correspond to the issuance costs related to Cellectis’ At-The-Market (“ATM”) financing program and were recorded as a reduction of share premium.